Basis of Presentation and Reverse Stock Split	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Reverse Stock Split [Abstract]
Basis of Presentation and Reverse Stock Split
(3)	Basis of Presentation and Reverse Stock Split

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011, as amended, filed with the Securities and Exchange Commission (SEC). The results of the Company's operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

On September 4, 2012, the Company was notified by The NASDAQ Stock Market (NASDAQ) of its hearing panel's determination to delist the Company's common stock from NASDAQ effective at the open of business on Thursday, September 6, 2012. The delisting was based on the Company's non-compliance with NASDAQ's minimum stockholders' equity requirement set forth in Listing Rule 5550(b)(1). Effective at the opening of the market on September 6, 2012, the Company's common stock was transferred from The NASDAQ Capital Market to the OTCQB, which is operated by OTC Markets, Inc. and will continue to trade under the symbol TNGN.

On May 25, 2012, the Company's Board of Directors approved the reverse stock split on the basis of one share of post-split common stock for each currently outstanding 10 shares of pre-split common stock and it became effective on June 14, 2012. All common share and per-share data included in these financial statements reflect such reverse stock split.